PFG AMERICAN FUNDS® CONSERVATIVE INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 99.5%
	EQUITY - 9.9%
373,736	American Mutual Fund, Class R-6	$ 22,480,243

	FIXED INCOME - 74.7%
1,202,978	American Funds Multi-Sector Income Fund, Class R-6	11,344,085
2,440,080	American Funds Strategic Bond Fund, Class R-6	22,570,740
3,999,054	Bond Fund of America (The), Class R-6	45,109,326
4,476,653	Intermediate Bond Fund of America, Class R-6	56,316,294
3,555,840	Short Term Bond Fund of America, Class R-6	34,029,390
		169,369,835
	MIXED ALLOCATION - 14.9%
306,087	American Balanced Fund, Class R-6	11,340,510
840,910	Income Fund of America (The), Class R-6	22,342,973
		33,683,483

	TOTAL OPEN END FUNDS (Cost $226,508,447)	225,533,561

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
856,870	BlackRock Liquidity FedFund, Institutional Class, 4.21% (Cost $856,870)(a)	856,870

	TOTAL INVESTMENTS - 99.9% (Cost $227,365,317)	$ 226,390,431
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	169,222
	NET ASSETS - 100.0%	$ 226,559,653

(a)	Rate disclosed is the seven day effective yield as of July 31, 2025.

PFG AMERICAN FUNDS® GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 99.9%
	EQUITY - 99.9%
3,427,272	AMCAP Fund, Class R-6	$ 159,505,247
1,669,381	American Funds - Investment Company of America (The), Class R-6	107,207,638
1,204,316	American Funds Fundamental Investors, Class R-6	107,726,071
3,173,534	Growth Fund of America (The), Class R-6	266,798,987
1,552,349	New Economy Fund (The), Class R-6	107,686,460
2,279,291	New Perspective Fund, Class R-6	160,188,537
2,123,848	Smallcap World Fund, Inc., Class R-6	159,628,446
	TOTAL OPEN END FUNDS (Cost $913,549,048)	1,068,741,386

	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
3,598,887	BlackRock Liquidity FedFund, Institutional Class, 4.21% (Cost $3,598,887)(a)	3,598,887

	TOTAL INVESTMENTS - 100.2% (Cost $917,147,950)	$ 1,072,340,273
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(1,846,494)
	NET ASSETS - 100.0%	$ 1,070,493,779

(a)	Rate disclosed is the seven day effective yield as of July 31, 2025.

PFG BNY MELLON DIVERSIFIER STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 5.0%
	EQUITY - 5.0%
92,471	iShares Global Infrastructure ETF (Cost $5,030,489)	$ 5,463,187

	OPEN END FUNDS — 94.5%
	ALTERNATIVE - 22.0%
1,491,913	BNY Mellon Global Real Return Fund, Class I	24,019,793

	EQUITY - 6.8%
630,657	BNY Mellon Global Real Estate Securities Fund, Class I	5,316,441
48,405	BNY Mellon Natural Resources Fund, Class I	2,096,426
		7,412,867
	FIXED INCOME - 65.7%
7,808,343	BNY Mellon Core Plus Fund, Class I	71,680,588

	TOTAL OPEN END FUNDS (Cost $102,090,192)	103,113,248

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
499,754	BlackRock Liquidity FedFund, Institutional Class, 4.21% (Cost $499,754)(a)	499,754

	TOTAL INVESTMENTS - 99.9% (Cost $107,620,435)	$ 109,076,189
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	91,296
	NET ASSETS - 100.0%	$ 109,167,485

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of July 31, 2025.

PFG BR TARGET ALLOCATION EQUITY STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.7%
	EQUITY - 99.7%
206,873	iShares Core MSCI Emerging Markets ETF	$ 12,480,648
145,116	iShares Core S&P 500 ETF	92,134,147
195,178	iShares Currency Hedged MSCI EAFE ETF	7,384,560
148,285	iShares MSCI EAFE Growth ETF	15,937,672
393,891	iShares MSCI EAFE Value ETF	24,945,117
196,284	iShares MSCI Emerging Markets ex China ETF	12,330,561
44,968	iShares MSCI USA Momentum Factor ETF	10,850,329
251,775	iShares MSCI USA Quality Factor ETF	46,356,813
34,386	iShares S&P 100 ETF	10,781,730
379,679	iShares S&P 500 Growth ETF	43,245,438
153,820	iShares S&P 500 Value ETF	30,299,464
646,221	iShares U.S. Equity Factor Rotation Active ETF	36,181,914
79,676	iShares U.S. Technology ETF	14,446,056
	TOTAL EXCHANGE-TRADED FUNDS (Cost $301,344,415)	357,374,449

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
1,638,732	BlackRock Liquidity FedFund, Institutional Class, 4.21% (Cost $1,638,732)(a)	1,638,732

	TOTAL INVESTMENTS - 100.2% (Cost $302,983,147)	$ 359,013,181
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(585,856)
	NET ASSETS - 100.0%	$ 358,427,325

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Rate disclosed is the seven day effective yield as of July 31, 2025.

PFG FIDELITY INSTITUTIONAL AM® CORE PLUS BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 41.9%
	FIXED INCOME - 41.9%
323,300	Fidelity Corporate Bond ETF(a)	$ 15,232,279
176,799	Invesco Taxable Municipal Bond ETF	4,674,566
85,682	iShares MBS ETF	7,974,424
	TOTAL EXCHANGE-TRADED FUNDS (Cost $27,277,152)	27,881,269

	OPEN END FUNDS — 57.6%
	FIXED INCOME - 57.6%
949,791	Fidelity Advisor Strategic Income Fund, Class Z	11,312,009
2,842,120	Fidelity Total Bond Fund, Class Z	27,085,401
	TOTAL OPEN END FUNDS (Cost $37,457,697)	38,397,410

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
246,691	BlackRock Liquidity FedFund, Institutional Class, 4.21% (Cost $246,691)(b)	246,691

	TOTAL INVESTMENTS - 99.9% (Cost $64,981,540)	$ 66,525,370
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	74,471
	NET ASSETS - 100.0%	$ 66,599,841

ETF	- Exchange-Traded Fund

(a)	Affiliated Company – PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2025.

PFG FIDELITY INSTITUTIONAL AM® EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 99.7%
	EQUITY - 99.7%
1,302,762	Fidelity 500 Index Fund, Institutional Premium Class	$ 286,985,421
8,217,465	Fidelity Global ex US Index Fund, Institutional Premium Class	139,203,860
258,299	Fidelity Mid Cap Index Fund, Institutional Premium Class	9,288,415
1,001,308	Fidelity Small Cap Index Fund, Institutional Premium Class	27,716,210
	TOTAL OPEN END FUNDS (Cost $372,210,102)	463,193,906

	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
2,932,325	BlackRock Liquidity FedFund, Institutional Class, 4.21% (Cost $2,932,325)(a)	2,932,325

	TOTAL INVESTMENTS - 100.3% (Cost $375,142,427)	$ 466,126,231
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(1,367,424)
	NET ASSETS - 100.0%	$ 464,758,807

(a)	Rate disclosed is the seven day effective yield as of July 31, 2025.

PFG FIDELITY INSTITUTIONAL AM® EQUITY SECTOR STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 62.6%
	EQUITY - 62.6%
954,285	Fidelity MSCI Consumer Discretionary Index ETF	$ 91,554,102
225,027	Fidelity MSCI Consumer Staples Index ETF	11,350,362
3,006,345	Fidelity MSCI Energy Index ETF	72,422,851
977,178	Fidelity MSCI Financials Index ETF	72,584,782
696,145	Fidelity MSCI Industrials Index ETF	55,977,019
225,562	Fidelity MSCI Real Estate Index ETF	6,103,708
	TOTAL EXCHANGE-TRADED FUNDS (Cost $285,535,047)	309,992,824

	OPEN END FUNDS — 37.2%
	EQUITY - 37.2%
267,490	Fidelity Advisor Communication Services Fund, Class Z	35,709,913
423,162	Fidelity Advisor Health Care Fund, Class Z	25,613,998
802,692	Fidelity Advisor Technology Fund, Class Z	122,723,618
	TOTAL OPEN END FUNDS (Cost $159,650,704)	184,047,529

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
2,445,815	BlackRock Liquidity FedFund, Institutional Class, 4.21% (Cost $2,445,815)(a)	2,445,815

	TOTAL INVESTMENTS - 100.3% (Cost $447,631,566)	$ 496,486,168
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(1,524,751)
	NET ASSETS - 100.0%	$ 494,961,417

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
(a)	Rate disclosed is the seven day effective yield as of July 31, 2025.

PFG GLOBAL EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.5%
	EQUITY - 99.5%
152,228	Vanguard FTSE Developed Markets ETF	$ 8,558,258
71,337	Vanguard FTSE Emerging Markets ETF	3,552,583
22,425	Vanguard Growth ETF	10,207,412
9,045	Vanguard Small-Cap ETF	2,184,820
173,703	Vanguard Total International Stock ETF	11,893,444
59,516	Vanguard Total Stock Market ETF	18,502,929
34,237	Vanguard Value ETF	6,061,318
	TOTAL EXCHANGE-TRADED FUNDS (Cost $53,496,906)	60,960,764

	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
366,745	BlackRock Liquidity FedFund, Institutional Class, 4.21% (Cost $366,745)(a)	366,745

	TOTAL INVESTMENTS - 100.1% (Cost $53,863,651)	$ 61,327,509
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(83,437)
	NET ASSETS - 100.0%	$ 61,244,072

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of July 31, 2025.

PFG INVESCO® EQUITY FACTOR ROTATION STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	EQUITY - 99.8%
112,247	Invesco International Developed Dynamic Multifactor ETF	$ 3,029,547
218,716	Invesco Russell 1000 Dynamic Multifactor ETF	12,731,459
79,340	Invesco Russell 2000 Dynamic Multifactor ETF	3,210,890
56,739	Invesco S&P 500 Enhanced Value ETF, USD Class	2,890,812
123,010	Invesco S&P 500 Low Volatility ETF	8,918,225
66,189	Invesco S&P 500 Momentum ETF	7,657,405
102,698	Invesco S&P 500 Quality ETF	7,330,583
237,851	Invesco S&P Emerging Markets Low Volatility ETF	6,116,338
183,417	Invesco S&P International Developed Low Volatility ETF, USD Class	5,988,180
26,392	Invesco S&P MidCap 400 GARP ETF	3,011,216
	TOTAL EXCHANGE-TRADED FUNDS (Cost $52,983,316)	60,884,655

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
257,669	BlackRock Liquidity FedFund, Institutional Class, 4.21% (Cost $257,669)(a)	257,669

	TOTAL INVESTMENTS - 100.2% (Cost $53,240,985)	$ 61,142,324
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(143,668)
	NET ASSETS - 100.0%	$ 60,998,656

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of July 31, 2025.

PFG JANUS HENDERSON® BALANCED STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 10.5%
	EQUITY - 3.0%
109,929	Janus Henderson Small/Mid Cap Growth Alpha ETF	$ 8,715,138

	FIXED INCOME - 7.5%
481,425	Janus Henderson Mortgage-Backed Securities ETF	21,510,069

	TOTAL EXCHANGE-TRADED FUNDS (Cost $28,559,847)	30,225,207

	OPEN END FUNDS — 89.3%
	EQUITY - 9.5%
728,644	Janus Henderson Contrarian Fund, Class N	21,407,549
60,826	Janus Henderson Research Fund, Class N	5,842,940
		27,250,489
	MIXED ALLOCATION - 79.8%
4,647,305	Janus Henderson Balanced Fund, Class N	229,855,683

	TOTAL OPEN END FUNDS (Cost $233,478,942)	257,106,172

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
1,113,605	BlackRock Liquidity FedFund, Institutional Class, 4.21% (Cost $1,113,605)(a)	1,113,605

	TOTAL INVESTMENTS - 100.2% (Cost $263,152,394)	$ 288,444,984
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(467,289)
	NET ASSETS - 100.0%	$ 287,977,695

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of July 31, 2025.

PFG JANUS HENDERSON® TACTICAL INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 20.3%
	EQUITY – 2.3%
29,225	Janus Henderson Small/Mid Cap Growth Alpha ETF	$ 2,316,949

	FIXED INCOME - 18.0%
418,380	Janus Henderson Mortgage-Backed Securities ETF	18,693,219

	TOTAL EXCHANGE-TRADED FUNDS (Cost $20,645,236)	21,010,168

3,555,840	OPEN END FUNDS — 79.3%
	EQUITY - 38.1%
123,716	Janus Henderson Contrarian Fund, Class N	3,634,783
1,015,321	Janus Henderson Global Equity Income Fund, Class N	6,975,259
133,866	Janus Henderson Growth and Income Fund, Class N	10,278,246
174,401	Janus Henderson Overseas Fund, Class N	8,967,689
100,555	Janus Henderson Research Fund, Class N	9,659,303
		39,515,280
	FIXED INCOME - 41.2%
269,675	Janus Henderson Developed World Bond Fund, Class R6	2,095,373
2,933,551	Janus Henderson Flexible Bond Fund, Class N	27,164,679
1,822,831	Janus Henderson High-Yield Fund, Class N	13,507,178
		42,767,230

	TOTAL OPEN END FUNDS (Cost $78,763,237)	82,282,510

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
444,979	BlackRock Liquidity FedFund, Institutional Class, 4.21% (Cost $444,979)(a)	444,979

	TOTAL INVESTMENTS - 100.0% (Cost $99,853,452)	$ 103,737,657
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(b)	36,608
	NET ASSETS - 100.0%	$ 103,774,265

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of July 31, 2025.
(b)	Amount represents less than 0.05%

PFG JP MORGAN® TACTICAL AGGRESSIVE STRATEGY FUND SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 49.4%
	EQUITY - 49.4%
337,011	JPMorgan BetaBuilders International Equity ETF	$ 22,276,427
747,276	JPMorgan BetaBuilders US Equity ETF	85,600,465
156,518	JPMorgan Diversified Return International Equity ETF	9,882,547
511,757	JPMorgan International Research Enhanced Equity ETF	35,395,673
	TOTAL EXCHANGE-TRADED FUNDS (Cost $136,272,858)	153,155,112

	OPEN END FUNDS — 50.4%
	ALTERNATIVE - 5.9%
969,911	JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	18,350,716

	EQUITY - 44.5%
323,298	JPMorgan Emerging Markets Equity Fund, Class R6	11,599,942
361,404	JPMorgan Large Cap Growth Fund, Class R6	33,108,197
1,430,368	JPMorgan Large Cap Value Fund, Class R6	29,322,548
2,357,945	JPMorgan US Equity Fund, Class R6	63,876,737
		137,907,424

	TOTAL OPEN END FUNDS (Cost $129,834,249)	156,258,140

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
1,173,350	BlackRock Liquidity FedFund, Institutional Class, 4.21% (Cost $1,173,350)(a)	1,173,350

	TOTAL INVESTMENTS - 100.2% (Cost $267,280,457)	$ 310,586,602
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(514,755)
	NET ASSETS - 100.0%	$ 310,071,847

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of July 31, 2025.

PFG JP MORGAN® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 46.0%
	EQUITY - 25.8%
49,804	JPMorgan BetaBuilders International Equity ETF	$ 3,292,044
164,446	JPMorgan BetaBuilders US Equity ETF	18,837,289
78,948	JPMorgan Diversified Return International Equity ETF	4,984,777
116,090	JPMorgan International Research Enhanced Equity ETF	8,029,365
		35,143,475
	FIXED INCOME - 20.2%
54,405	iShares 10-20 Year Treasury Bond ETF	5,467,158
393,408	JPMorgan BetaBuilders U.S. Aggregate Bond ETF	18,057,428
87,413	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	4,067,327
		27,591,913

	TOTAL EXCHANGE-TRADED FUNDS (Cost $57,035,812)	62,735,388

	OPEN END FUNDS — 53.6%
	ALTERNATIVE - 3.2%
231,122	JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	4,372,825

	EQUITY - 33.6%
77,312	JPMorgan Emerging Markets Equity Fund, Class R6	2,773,950
23,849	JPMorgan Equity Index Fund, Class R6	2,270,903
135,576	JPMorgan Large Cap Growth Fund, Class R6	12,420,110
495,981	JPMorgan Large Cap Value Fund, Class R6	10,167,606
667,776	JPMorgan US Equity Fund, Class R6	18,090,043
		45,722,612
	FIXED INCOME - 16.8%
2,328,236	JPMorgan Core Plus Bond Fund, Class R6	16,763,301
719,352	JPMorgan Income Fund, Class R6	6,164,843
		22,928,144

	TOTAL OPEN END FUNDS (Cost $64,430,641)	73,023,581

PFG JP MORGAN® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2025
Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.5%
MONEY MARKET FUNDS - 0.5%
674,997	BlackRock Liquidity FedFund, Institutional Class, 4.21% (Cost $674,997)(a)	$ 674,997

	TOTAL INVESTMENTS - 100.1% (Cost $122,141,450)	$ 136,433,966
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(128,326)
	NET ASSETS - 100.0%	$ 136,305,640

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of July 31, 2025.

PFG MEEDER TACTICAL STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 99.6%
	ALTERNATIVE - 10.1%
836,738	Meeder Spectrum Fund, Institutional Class(a)	$ 12,157,809

	EQUITY - 76.1%
1,382,289	Meeder Dynamic Allocation Fund, Institutional Class	20,195,244
334,391	Meeder Moderate Allocation Fund, Institutional Class	4,230,049
6,878,203	Meeder Muirfield Fund, Institutional Class(a)	67,337,603
		91,762,896
	FIXED INCOME - 2.7%
183,224	Meeder Tactical Income Fund, Institutional Class	1,735,135
79,390	Performance Trust Total Return Bond Fund, Institutional Class	1,560,021
		3,295,156
	MIXED ALLOCATION - 10.7%
723,739	Meeder Balanced Fund, Institutional Class	9,538,879
141,135	Meeder Conservative Allocation Fund, Institutional Class	3,373,124
		12,912,003

	TOTAL OPEN END FUNDS (Cost $116,395,614)	120,127,864

	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
672,338	BlackRock Liquidity FedFund, Institutional Class, 4.21% (Cost $672,338)(b)	672,338

	TOTAL INVESTMENTS - 100.2% (Cost $117,067,952)	$ 120,800,202
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(184,571)
	NET ASSETS - 100.0%	$ 120,615,631

(a)	Affiliated Company – PFG Meeder Tactical Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2025.

PFG MFS® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 14.7%
	COMMODITY - 5.0%
175,365	iShares GSCI Commodity Dynamic Roll Strategy ETF	$ 4,682,246

	EQUITY - 9.7%
44,797	Schwab International Small-Cap Equity ETF	1,900,737
62,771	SPDR Portfolio Emerging Markets ETF	2,699,780
7,981	Vanguard Small-Cap Growth ETF	2,253,755
11,713	Vanguard Small-Cap Value ETF	2,322,336
		9,176,608

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,302,156)	13,858,854

	OPEN END FUNDS — 84.8%
	EQUITY - 84.8%
284,887	MFS Global Real Estate Fund, Class R5	4,609,464
52,074	MFS Growth Fund, Class R6	11,569,705
118,745	MFS International Equity Fund, Class R6	4,595,413
98,493	MFS International Growth Fund, Class R5	4,650,863
295,389	MFS International Large Cap Value Fund, Class R6	4,732,138
54,064	MFS International New Discovery Fund, Class R6	1,827,355
283,084	MFS Mid Cap Growth Fund, Class R6	9,636,164
292,560	MFS Mid Cap Value Fund, Class R5	9,499,433
169,906	MFS Research Fund, Class R6	10,529,083
290,789	MFS Research International Fund, Class R6	7,307,528
220,428	MFS Value Fund, Class R6	11,208,755
	TOTAL OPEN END FUNDS (Cost $71,383,327)	80,165,901

PFG MFS® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2025
Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.4%
MONEY MARKET FUNDS - 0.4%
379,914	BlackRock Liquidity FedFund, Institutional Class, 4.21% (Cost $379,914)(a)	$ 379,914

	TOTAL INVESTMENTS - 99.9% (Cost $84,065,397)	$ 94,404,669
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	72,302
	NET ASSETS - 100.0%	$ 94,476,971

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of July 31, 2025.

PFG PIMCO ACTIVE CORE BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 99.3%
	FIXED INCOME – 99.3%
849,851	PIMCO Emerging Markets Bond Fund, Institutional Class	$ 7,402,205
3,874,453	PIMCO Income Fund, Institutional Class	41,572,881
1,205,502	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	11,934,698
820,838	PIMCO Investment Grade Credit Bond Fund, Institutional Class	7,420,373
2,232,570	PIMCO Mortgage Opportunities and Bond Fund, Institutional Class	20,762,898
6,900,332	PIMCO Total Return Fund, Institutional Class	59,551,440
	TOTAL OPEN END FUNDS (Cost $153,155,424)	148,644,495

	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
831,740	BlackRock Liquidity FedFund, Institutional Class, 4.21% (Cost $831,740)(a)	831,740

	TOTAL INVESTMENTS – 99.9% (Cost $153,987,164)	$ 149,476,235
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	150,025
	NET ASSETS - 100.0%	$ 149,626,260

(a)	Rate disclosed is the seven day effective yield as of July 31, 2025.

PFG US EQUITY INDEX STRATEGY FUND SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.7%
	EQUITY - 99.7%
38,957	Vanguard Extended Market ETF	$ 7,703,747
272,088	Vanguard Russell 1000 Growth ETF	30,857,500
329,681	Vanguard Russell 1000 Value ETF	28,286,630
17,463	Vanguard Russell 2000 ETF	1,549,492
96,285	Vanguard S&P 500 ETF	55,943,511
	TOTAL EXCHANGE-TRADED FUNDS (Cost $108,912,647)	124,340,880

	SHORT-TERM INVESTMENTS — 0.8%
	MONEY MARKET FUNDS - 0.8%
977,287	BlackRock Liquidity FedFund, Institutional Class, 4.21% (Cost $977,287)(a)	977,287

	TOTAL INVESTMENTS - 100.5% (Cost $109,889,934)	$ 125,318,167
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(612,051)
	NET ASSETS - 100.0%	$ 124,706,116

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of July 31, 2025.